Notes to the Shire Income Access Share Trust Financial Statements	12 Months Ended
Dec. 31, 2015
Income Access Share Trust Disclosure [Abstract]
Shire Income Access Share Trust Disclosure

(a)       The Trust

The Shire Income Access Share Trust (the “Trust”) was established on August 29, 2008 by Shire Biopharmaceuticals Holdings (formerly Shire plc). The Trust is governed by the applicable laws of England and Wales and is resident in Jersey. The Trustee of the Trust is Equiniti Trust (Jersey) Limited, 26 New Street, St Helier, Jersey, JE4 3RA.

The Trust was established as part of the Income Access Share mechanism, as outlined in Note 21 in this Annual Report on Form 10-K of Shire plc and its subsidiaries (collectively referred to as either “Shire” or the “Company”).

(b)       Basis of preparation

The financial statements of the Trust have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The financial statements have been prepared under the historical cost convention.

The preparation of financial statements in conformity with US GAAP requires the use of certain accounting estimates. It also requires management to exercise its judgment in the process of applying the Trust's accounting policies. Actual results may differ from these estimates.

The results of operations, and the financial position and cash flows of the Trust are also consolidated in the Company's financial statements, as contained on pages F-1 to F-66.

(c)       Summary of significant accounting policies

i)       Functional currency

The functional currency of the Trust is US dollars.

ii)       Foreign currency translation

Income and expense items denominated in currencies other than the functional currency are translated into the functional currency at the rate ruling on their transaction date. Monetary assets and liabilities recorded in currencies other than the functional currency have been expressed in the functional currency at the rates of exchange ruling at the respective balance sheet dates. Differences on translation are included in the consolidated statements of income.

iii)       Dividend income

Interim dividends declared on the Income Access Share are recognized on a paid basis unless the dividend has been confirmed by a general meeting of Shire, in which case income is recognized on the record date of the dividend by Shire on its ordinary shares.

(d)       Capital account

The Capital account is represented by the Income Access Share of 5 pence settled in the Trust by Old Shire.

(e)       Distributions made

Distributions are made to those shareholders of Shire who have elected to receive dividends from the Trust in accordance with the Trust Deed. Unclaimed dividends are not included in distributions made. There were no unclaimed dividends at December 31, 2015. Amounts are recorded as distributed once a wire transfer or check is issued. All checks are valid for one year from the date of issue. Any wire transfers that are not completed are replaced by checks. To the extent that checks expire or are returned unrepresented, the Trust records a liability for unclaimed dividends and a corresponding amount of cash.

(f)       Financial instruments

The Trust, in its normal course of business, is not subject to market risk, credit risk or liquidity risk. The Trustees do not consider that any foreign exchange exposure will materially affect the operations of the Trust.